Share capital warrants and subscription receipts - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2023 yr $ / shares	Nov. 30, 2023 yr $ / shares	Nov. 30, 2022 yr $ / shares	Nov. 30, 2022 yr $ / shares
US$
Options granted
Risk-free interest rate	3.92%	3.92%	1.95%	1.95%
Expected volatility	62.00%	62.00%	64.00%	64.00%
Average option life in years | yr	9.5	9.5	9	9
Grant-date share price | $ / shares	$ 3.8		$ 12.08
Option exercise price | $ / shares	$ 3.8		$ 12.08
CA$
Options granted
Risk-free interest rate	3.33%	3.33%	1.62%	1.62%
Expected volatility	64.30%	64.30%	65.50%	65.50%
Average option life in years | yr	9.5	9.5	9	9
Grant-date share price | (per share)	$ 3.8	$ 5.16	$ 13	$ 16.68
Option exercise price | (per share)	$ 3.8	$ 5.16	$ 13	$ 16.68